Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012
Balance Sheets
Residential mortgage-backed securities, at fair value pledged as collateral (in dollars)	$ 1,819,089
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	10,343,944
Common stock, shares outstanding	10,343,944
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized	100,000,000
Preferred stock, shares outstanding	0